Schedule of Key Valuation Inputs (Details)		9 Months Ended
		Sep. 30, 2022 $ / shares	Sep. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares
Short-Term Debt [Line Items]
Share price | (per share)			$ 0.34	$ 0.32	$ 0.40	$ 0.42	$ 0.56
C D Note One [Member]
Short-Term Debt [Line Items]
CD2 note		0.219	0.219
Valuation date	[1],[2],[3],[4],[5]	Jan. 28, 2022
Maturity date	[1],[2],[3],[4],[5]	Jul. 07, 2023
Share price	[1],[2],[3],[4],[5]	$ 0.230
R C D Note One [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]	Jan. 07, 2022
Maturity date	[1],[2],[5]	Jul. 07, 2023
Share price	[1],[2],[5]	$ 0.242
R C D Note Two [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]	Jan. 07, 2022
Maturity date	[1],[2],[5]	Jun. 30, 2022
Share price	[1],[2],[5]	$ 0.242
C D Note Two [Member]
Short-Term Debt [Line Items]
CD2 note		0.212	0.212
Valuation date	[1],[2],[3],[4],[5]	Mar. 31, 2022
Maturity date	[1],[2],[3],[4],[5]	Jul. 07, 2023
Share price	[1],[2],[3],[4],[5]	$ 0.235
R C D Note Three [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]	Mar. 31, 2022
Maturity date	[1],[2],[5]	Jul. 07, 2023
Share price	[1],[2],[5]	$ 0.235
R C D Note Four [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]	Mar. 31, 2022
Maturity date	[1],[2],[5]	Jun. 30, 2022
Share price	[1],[2],[5]	$ 0.235
C D Note Three [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]	Jun. 17, 2022
Maturity date	[1],[2],[5]	Mar. 31, 2025
Share price	[1],[2],[5]	$ 0.222
C D Note Four [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]	Jun. 30, 2022
Maturity date	[1],[2],[5]	Mar. 31, 2025
Share price	[1],[2],[5]	$ 0.225
C D Note Five [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]	Jun. 30, 2022
Maturity date	[1],[2],[5]	Mar. 31, 2025
Share price	[1],[2],[5]	$ 0.233
R C D Note Five [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]	Jun. 30, 2022
Maturity date	[1],[2],[5]	Mar. 31, 2025
R C D Note Six [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]	Jun. 30, 2022
Maturity date	[1],[2],[5]	Sep. 30, 2022
C D Note Six [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]	Sep. 30, 2022
Maturity date	[1],[2],[5]	Mar. 31, 2025
Share price	[1],[2],[5]	$ 0.085
R C D Note Seven [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]	Sep. 30, 2022
Maturity date	[1],[2],[5]	Mar. 31, 2025
Share price	[1],[2],[5]	$ 0.085
R C D Note Eight [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]	Sep. 30, 2022
Maturity date	[1],[2],[5]	Nov. 30, 2022
Share price	[1],[2],[5]	$ 0.085
C D Note Seven [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]	Sep. 30, 2022
Maturity date	[1],[2],[5]	Mar. 31, 2025
Share price	[1],[2],[5]	$ 0.085
Measurement Input Contractual Interest Rate [Member] | C D Note One [Member]
Short-Term Debt [Line Items]
CD2 note	[3],[4]	7.50	7.50
Measurement Input Contractual Interest Rate [Member] | R C D Note One [Member]
Short-Term Debt [Line Items]
CD2 note		9.00	9.00
Measurement Input Contractual Interest Rate [Member] | R C D Note Two [Member]
Short-Term Debt [Line Items]
CD2 note		9.00	9.00
Measurement Input Contractual Interest Rate [Member] | C D Note Two [Member]
Short-Term Debt [Line Items]
CD2 note	[3],[4]	7.50	7.50
Measurement Input Contractual Interest Rate [Member] | R C D Note Three [Member]
Short-Term Debt [Line Items]
CD2 note		9.00	9.00
Measurement Input Contractual Interest Rate [Member] | R C D Note Four [Member]
Short-Term Debt [Line Items]
CD2 note		9.00	9.00
Measurement Input Contractual Interest Rate [Member] | C D Note Three [Member]
Short-Term Debt [Line Items]
CD2 note		10.50	10.50
Measurement Input Contractual Interest Rate [Member] | C D Note Four [Member]
Short-Term Debt [Line Items]
CD2 note		10.50	10.50
Measurement Input Contractual Interest Rate [Member] | C D Note Five [Member]
Short-Term Debt [Line Items]
CD2 note		7.50	7.50
Measurement Input Contractual Interest Rate [Member] | R C D Note Five [Member]
Short-Term Debt [Line Items]
CD2 note		9.00	9.00
Measurement Input Contractual Interest Rate [Member] | R C D Note Six [Member]
Short-Term Debt [Line Items]
CD2 note		9.00	9.00
Measurement Input Contractual Interest Rate [Member] | C D Note Six [Member]
Short-Term Debt [Line Items]
CD2 note		7.50	7.50
Measurement Input Contractual Interest Rate [Member] | R C D Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note		9.00	9.00
Measurement Input Contractual Interest Rate [Member] | R C D Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note		9.00	9.00
Measurement Input Contractual Interest Rate [Member] | C D Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note		10.50	10.50
Measurement Input, Option Volatility [Member] | C D Note One [Member]
Short-Term Debt [Line Items]
CD2 note	[3],[4]	120	120
Measurement Input, Option Volatility [Member] | R C D Note One [Member]
Short-Term Debt [Line Items]
CD2 note		130	130
Measurement Input, Option Volatility [Member] | R C D Note Two [Member]
Short-Term Debt [Line Items]
CD2 note		130	130
Measurement Input, Option Volatility [Member] | C D Note Two [Member]
Short-Term Debt [Line Items]
CD2 note	[3],[4]	120	120
Measurement Input, Option Volatility [Member] | R C D Note Three [Member]
Short-Term Debt [Line Items]
CD2 note		120	120
Measurement Input, Option Volatility [Member] | R C D Note Four [Member]
Short-Term Debt [Line Items]
CD2 note		120	120
Measurement Input, Option Volatility [Member] | C D Note Three [Member]
Short-Term Debt [Line Items]
CD2 note		120	120
Measurement Input, Option Volatility [Member] | C D Note Four [Member]
Short-Term Debt [Line Items]
CD2 note		120	120
Measurement Input, Option Volatility [Member] | C D Note Five [Member]
Short-Term Debt [Line Items]
CD2 note		120	120
Measurement Input, Option Volatility [Member] | R C D Note Five [Member]
Short-Term Debt [Line Items]
CD2 note		120	120
Measurement Input, Option Volatility [Member] | R C D Note Six [Member]
Short-Term Debt [Line Items]
CD2 note		120	120
Measurement Input, Option Volatility [Member] | C D Note Six [Member]
Short-Term Debt [Line Items]
CD2 note		120	120
Measurement Input, Option Volatility [Member] | R C D Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note		120	120
Measurement Input, Option Volatility [Member] | R C D Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note		120	120
Measurement Input, Option Volatility [Member] | C D Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note		120	120
Measurement Input, Credit Spread [Member] | C D Note One [Member]
Short-Term Debt [Line Items]
CD2 note	[3],[4]	8.70	8.70
Measurement Input, Credit Spread [Member] | R C D Note One [Member]
Short-Term Debt [Line Items]
CD2 note		9.21	9.21
Measurement Input, Credit Spread [Member] | R C D Note Two [Member]
Short-Term Debt [Line Items]
CD2 note		9.16	9.16
Measurement Input, Credit Spread [Member] | C D Note Two [Member]
Short-Term Debt [Line Items]
CD2 note	[3],[4]	8.85	8.85
Measurement Input, Credit Spread [Member] | R C D Note Three [Member]
Short-Term Debt [Line Items]
CD2 note		8.85	8.85
Measurement Input, Credit Spread [Member] | R C D Note Four [Member]
Short-Term Debt [Line Items]
CD2 note		8.78	8.78
Measurement Input, Credit Spread [Member] | C D Note Three [Member]
Short-Term Debt [Line Items]
CD2 note		9.45	9.45
Measurement Input, Credit Spread [Member] | C D Note Four [Member]
Short-Term Debt [Line Items]
CD2 note		10.71	10.71
Measurement Input, Credit Spread [Member] | C D Note Five [Member]
Short-Term Debt [Line Items]
CD2 note		10.71	10.71
Measurement Input, Credit Spread [Member] | R C D Note Five [Member]
Short-Term Debt [Line Items]
CD2 note		10.71	10.71
Measurement Input, Credit Spread [Member] | R C D Note Six [Member]
Short-Term Debt [Line Items]
CD2 note		10.85	10.85
Measurement Input, Credit Spread [Member] | C D Note Six [Member]
Short-Term Debt [Line Items]
CD2 note		13.31	13.31
Measurement Input, Credit Spread [Member] | R C D Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note		13.31	13.31
Measurement Input, Credit Spread [Member] | R C D Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note		13.85	13.85
Measurement Input, Credit Spread [Member] | C D Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note		13.31	13.31
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
CD2 note		13.0	13.0
Measurement Input, Risk Free Interest Rate [Member] | C D Note One [Member]
Short-Term Debt [Line Items]
CD2 note	[3],[4]	0.92	0.92
Measurement Input, Risk Free Interest Rate [Member] | R C D Note One [Member]
Short-Term Debt [Line Items]
CD2 note		0.65	0.65
Measurement Input, Risk Free Interest Rate [Member] | R C D Note Two [Member]
Short-Term Debt [Line Items]
CD2 note		0.23	0.23
Measurement Input, Risk Free Interest Rate [Member] | C D Note Two [Member]
Short-Term Debt [Line Items]
CD2 note	[3],[4]	1.80	1.80
Measurement Input, Risk Free Interest Rate [Member] | R C D Note Three [Member]
Short-Term Debt [Line Items]
CD2 note		1.80	1.80
Measurement Input, Risk Free Interest Rate [Member] | R C D Note Four [Member]
Short-Term Debt [Line Items]
CD2 note		0.52	0.52
Measurement Input, Risk Free Interest Rate [Member] | C D Note Three [Member]
Short-Term Debt [Line Items]
CD2 note		3.28	3.28
Measurement Input, Risk Free Interest Rate [Member] | C D Note Four [Member]
Short-Term Debt [Line Items]
CD2 note		2.95	2.95
Measurement Input, Risk Free Interest Rate [Member] | C D Note Five [Member]
Short-Term Debt [Line Items]
CD2 note		2.95	2.95
Measurement Input, Risk Free Interest Rate [Member] | R C D Note Five [Member]
Short-Term Debt [Line Items]
CD2 note		2.95	2.95
Measurement Input, Risk Free Interest Rate [Member] | R C D Note Six [Member]
Short-Term Debt [Line Items]
CD2 note		1.72	1.72
Measurement Input, Risk Free Interest Rate [Member] | C D Note Six [Member]
Short-Term Debt [Line Items]
CD2 note		4.19	4.19
Measurement Input, Risk Free Interest Rate [Member] | R C D Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note		4.19	4.19
Measurement Input, Risk Free Interest Rate [Member] | R C D Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note		3.04	3.04
Measurement Input, Risk Free Interest Rate [Member] | C D Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note		4.19	4.19
Measurement Input Risk Adjusted Rate [Member] | C D Note One [Member]
Short-Term Debt [Line Items]
CD2 note	[3],[4]	16.18	16.18
Measurement Input Risk Adjusted Rate [Member] | R C D Note One [Member]
Short-Term Debt [Line Items]
CD2 note		16.39	16.39
Measurement Input Risk Adjusted Rate [Member] | R C D Note Two [Member]
Short-Term Debt [Line Items]
CD2 note		15.96	15.96
Measurement Input Risk Adjusted Rate [Member] | C D Note Two [Member]
Short-Term Debt [Line Items]
CD2 note	[3],[4]	17.12	17.12
Measurement Input Risk Adjusted Rate [Member] | R C D Note Three [Member]
Short-Term Debt [Line Items]
CD2 note		17.12	17.12
Measurement Input Risk Adjusted Rate [Member] | R C D Note Four [Member]
Short-Term Debt [Line Items]
CD2 note		15.88	15.88
Measurement Input Risk Adjusted Rate [Member] | C D Note Three [Member]
Short-Term Debt [Line Items]
CD2 note		20.95	20.95
Measurement Input Risk Adjusted Rate [Member] | C D Note Four [Member]
Short-Term Debt [Line Items]
CD2 note		21.78	21.78
Measurement Input Risk Adjusted Rate [Member] | C D Note Five [Member]
Short-Term Debt [Line Items]
CD2 note		19.89	19.89
Measurement Input Risk Adjusted Rate [Member] | R C D Note Five [Member]
Short-Term Debt [Line Items]
CD2 note		19.89	19.89
Measurement Input Risk Adjusted Rate [Member] | R C D Note Six [Member]
Short-Term Debt [Line Items]
CD2 note		18.89	18.89
Measurement Input Risk Adjusted Rate [Member] | C D Note Six [Member]
Short-Term Debt [Line Items]
CD2 note		23.35	23.35
Measurement Input Risk Adjusted Rate [Member] | R C D Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note		23.35	23.35
Measurement Input Risk Adjusted Rate [Member] | R C D Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note		22.79	22.79
Measurement Input Risk Adjusted Rate [Member] | C D Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note		25.21	25.21

[1]	A project risk rate of 13.0% was used for all scenarios of the RCD fair value computations
[2]	CD1 and RCD carry an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
[3]	The CD’s carries a Discount for Lack of Marketability (“DLOM”) of 5.0%.
[4]	The conversion price of the CD1 is $0.219 and CD2 is $0.212
[5]	The probabilities for the stream being advanced and the stream not being advanced is 59% and 41%, respectively.